Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Dividend

On August 3, 2022, the Company’s Board of Directors declared a quarterly cash dividend of $0.01 per share, or $0.4 million in the aggregate, which was paid on September 15, 2022 to all shareholders of record as of August 19, 2022.

Scorpio Tankers Inc. Common Shares

On August 15, 2022, the Company sold its entire holding of 2,155,140 common shares in Scorpio Tankers Inc., a related party, for gross proceeds of approximately $83.3 million ($38.65 per share). As part of the transaction, Scorpio Tankers Inc. purchased approximately 1.3 million shares for approximately $50.0 million. The Company expects to record a gain of approximately $8.1 million in the third quarter of 2022.

Share Repurchase Program

On August 31, 2022, the Company repurchased 2,292,310 shares shares of its common stock (the “Shares”) from INCJ SJ Investment Limited for approximately $17.0 million. The Company had issued the Shares to INCJ Ltd. as part of the acquisition price paid by the Company to acquire Seajacks in August 2021. The repurchase of the Shares was made under the existing board authorized repurchase plan. The Shares will be held by the Company in treasury.

On September 13, 2022, the Company’s Board of Directors authorized a new share repurchase program to purchase up to an aggregate of $50.0 million of the Company’s common shares. This new share repurchase program replaced the
Company’s previous share repurchase program that was authorized in January 2019 and that was terminated in conjunction with the authorization of the new share repurchase program. The specific timing and amounts of the repurchases will be in the sole discretion of management and may vary based on market conditions and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares. The authorization has no expiration date.

Fleet

The Company has identified the NG 2500Xs as non-core assets and is initiating a process through which it determines how to best monetize these assets. The three vessels continue to be classified as held for use as the Company does not believe that all six criteria required in Accounting Standards Codification (“ASC”) 360-10-45 have been met.